Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Income Statement [Abstract]
Net Loss	$ (8,061,398)	$ (9,808,625)	$ (34,179,634)	$ (45,167,731)
Foreign currency translation adjustments	651,695	(130,393)	326,320	(59,605)
Comprehensive Loss	$ (7,409,703)	$ (9,939,018)	$ (33,853,314)	$ (45,227,336)